Inventory (Tables)	12 Months Ended
May 31, 2017
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Course materials in schools	5,787	7,419
Publications in bookstores	21,516	24,323

	27,303	31,742